Leases - Summary of Changes in ROU Assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Changes in Right-of-Use Assets [Roll Forward]
Balance, beginning of period	$ 30,203
Balance, end of period	45,790
Cost [member]
Changes in Right-of-Use Assets [Roll Forward]
Balance, beginning of period	34,983
Additions after January 1, 2019	33,895
Assets acquired from Tahoe (Note 4)	8,520
Transfer out	(16,619)
Balance, end of period	60,779
Accumulated Depreciation [member]
Changes in Right-of-Use Assets [Roll Forward]
Balance, beginning of period	4,780
Amortization	17,674
Transfer out	(7,465)
Balance, end of period	14,989
In Accordance With IFRS 16 [member]
Changes in Right-of-Use Assets [Roll Forward]
Balance, beginning of period	$ 21,400